Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Apr. 30, 2014	Apr. 30, 2013
OPERATING ACTIVITIES
Income (loss) for the year/period	$ 52,904	$ (1,269,656)	$ (6,065,681)	$ (2,334,919)
Items not involving cash:
Amortization	1,466	1,429	8,377	8,338
Stock-based compensation	60,182	97,420	155,847
Modification of share purchase warrants				233,385
Loss on extinguishment of debt			400,626	171,657
Unrealized foreign exchange		(4,420)	(4,420)	5,166
Accretion expense	21,676		25,026	41,954
Change in fair value of derivative liabilities	(784,430)	784,836	2,692,112	(156,975)
Change in non-cash operating working capital items:
Receivables and prepaids	(27,162)	253	(59,638)	90,214
Accounts payable and accrued liabilities	99,448	52,127	399,353	237,915
Cash flows used in operating activities	(575,916)	(338,011)	(2,448,398)	(1,703,265)
INVESTING ACTIVITIES
Deposits recovered (paid)	(6,204)	50,000	50,000	(7,620)
Purchase of equipment		(8,276)	(8,276)	(770)
Cash flows provided by (used in) investing activities	(6,204)	41,724	41,724	(8,390)
FINANCING ACTIVITIES
Proceeds from exercise of stock options	9,185
Proceeds from private placement, net of cash issuance costs			533,414
Debt issue costs			(10,000)
Promissory notes received	450,000	645,000	2,545,000	1,759,181
Promissory notes repaid				(13,771)
Demand loans repaid			(100,000)
Cash flows provided by financing activities	459,185	645,000	2,968,414	1,745,410
INCREASE IN CASH	(122,935)	348,713	561,740	33,755
CASH, BEGINNING OF THE YEAR	604,936	43,196	43,196	9,441
CASH, END OF THE YEAR	482,001	391,909	604,936	43,196
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid			7,211	13,845
Taxes paid